Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of December 31,
	2020	2019
ASSETS
Current assets:
Cash	$4,602,243	$-
Deferred offering costs	292,000	-
Non-current assets
Investment in subsidiaries and VIE	15,034,773	4,374,646
Total assets	$19,929,016	$4,374,646

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to related parties	$1,184,272	$-

STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 21,149,425 and 20,000,000 issued and outstanding at December 31, 2020 and 2019, respectively	2,115	2,000
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2020 and 2019	75	75
Additional paid-in capital	14,171,120	4,171,235
Statutory reserve	394,541	94,837
Retained earnings	3,353,031	66,043
Accumulated other comprehensive income	823,862	40,456
Total stockholders’ equity	18,744,744	4,374,646
Total liabilities and stockholders’ equity	$19,929,016	$4,374,646

Schedule of parent company statements of income and comprehensive income
	For the Years Ended December 31,
	2020	2019	2018
GENERAL AND ADMINISTRATIVE EXPENSES	$(990,029)	$-	$-
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	4,576,721	1,278,359	1,477,907
NET INCOME	3,586,692	1,278,359	1,477,907
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	783,406	2,437	(110,179)
COMPREHENSIVE INCOME	$4,370,098	$1,280,796	$1,367,728

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,586,692	$1,278,359	$1,477,907
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(4,576,721)	(1,278,359)	(1,477,907)
Net cash used in operating activities	(990,029)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	(292,000)	-	-
Issuance of Ordinary Shares	4,700,000	-	-
Proceeds from related party loans	1,184,272	-	-
Net cash provided by financing activities	5,592,272	-	-

CHANGES IN CASH	4,602,243	-	-
CASH, beginning of year	-	-	-
CASH, end of year	$4,602,243	$-	$-